Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash provided from (used by) Operations:
Net loss for the year	$ (1,708)	$ (1,043)	$ (1,125)
Items not involving cash:
Accrued interest	24	44	30
Amortization	48	48	24
Change in fair value of marketable securities	(760)	131	140
Flow through financing costs	0	0	4
Income tax recovery	(9)	(3)	(54)
Recovery of promissory notes receivable	0	0	(152)
Share-based payments	170	120	118
Write off of mineral property interest	876	(5)	(12)
Write-off of equipment	0	0	1
Cash flows from (used in) operations before changes in working capital	(1,359)	(708)	(1,014)
Changes in non-cash working capital items:
Receivables and prepaids	(221)	11	5
Accounts payable and accrued liabilities	173	(116)	88
Net cash used by operating activities	(1,407)	(813)	(921)
Financing:
Issuance of common shares, net of share issuance costs	6,140	1,008	0
Exercise of stock options	138	0	0
Lease payments	(35)	(36)	0
Share buyback under normal course issuer bid	0	0	(27)
Net cash provided from (used by) financing activities	6,243	972	(27)
Investing:
Mineral property interests, net of recoveries	(793)	(1,153)	(829)
Deferred royalty payment	0	(35)	(35)
Acquisition of marketable securities	0	0	(289)
Proceeds from disposition of marketable securities	296	518	154
Proceeds from promissory note receivable	0	59	94
Expenditures for equipment	(4)	(8)	(6)
Net cash used by investing activities	(501)	(619)	(911)
Unrealized foreign exchange gain (loss) on cash	(141)	54	(116)
Increase (decrease) in cash	4,194	(406)	(1,975)
Cash, beginning of year	1,923	2,329	4,304
Cash, end of year	6,117	1,923	2,329
Non-cash financing and investing activities:
Right of use asset	0	112	0
Amortization of leased asset	0	34	0
Lease liability	0	90	0
Fair value of marketable securities received from option on mineral property interests	691	0	0
Fair value of common shares issued for:
Mineral property interests	0	23	4
Fair value allocated to common shares issued on exercise of:
Stock options	98	0	0
Share appreciation rights	49	0	0
Fair value of finders fee warrants from:
Issuance of finders fee warrants	127	32	0
Expiration of:
Stock options	38	155	407
Finders fee warrants	0	22	70
Share issuance costs included in accounts payable	0	5	0
Income taxes paid	0	0	0
Interest received	0	0	0
Interest paid	$ 26	$ 17	$ 0